Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(510,387)	(221,375)	(1,202,997)
Net loss attributable to noncontrolling interests	—	1,087	31,832
Accretion to preferred share redemption value	(116,308)	—	—
Deemed dividend to preferred shareholder	(642,174)	—	—
Numerator for basic and diluted net loss per share calculation	(1,268,869)	(220,288)	(1,171,165)
Denominator:
Weighted average number of ordinary shares	1,087,910,999	1,993,326,758	2,022,446,988
Denominator for basic and diluted net loss per share calculation	1,087,910,999	1,993,326,758	2,022,446,988
Net loss per ordinary share
—Basic and diluted	(1.17)	(0.11)	(0.58)

Schedule of dilutive securities

	As of December 31,
	2019	2020	2021
Share options to employees	104,543,578	93,464,488	130,156,288
Share options to Series C preferred shareholder	172,908,894	—	—
Total	277,452,472	93,464,488	130,156,288